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[SECURITY BENEFIT LOGO]

September 27, 2005

VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	Companion Life Separate Account B 1940 Act Registration Number: 811-10163 1933 Act Registration Numbers: 333-41172 CIK: 0001031507 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), Companion Life Separate Account B, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
The Alger American Fund	0000832566	August 17, 2005
Federated Insurance Series	0000912577	August 25, 2005
Fidelity Variable Insurance Products Fund	0000356494	August 31, 2005
Fidelity Variable Insurance Products Fund II	0000831016	August 31, 2005
MFS Variable Insurance Trust	0000918571	August 26, 2005
Pioneer Variable Contracts Trust	0000930709	August 29, 2005
Scudder Investments VIT Funds	0001006373	August 30, 2005
Scudder Variable Series I Fund	0000764797	August 25, 2005
T. Rowe Price Equity Series, Inc.	0000918294	August 26, 2005 August 29, 2005 September 1, 2005
T. Rowe Price Fixed Income Series, Inc.	0000920467	August 26, 2005 August 29, 2005
T. Rowe Price International Series, Inc.	0000918292	August 26, 2005
The Universal Institutional Funds, Inc.	0001011378	September 2, 2005
Variable Insurance Products Fund III	0000927384	August 31, 2005

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company
    Administrator for Certain Companion Life
    Insurance Company Variable Products

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